N-4	Mar. 11, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TIAA-CREF LIFE SEPARATE ACCOUNT VA‑1
Entity Central Index Key	0001067490
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
In Appendix A of the Intelligent Variable Annuity prospectus the “Portfolios” table is updated to reflect current expense updates effective February 28, 2025 and performance results as of December 31, 2024 for the Dimensional Portfolios.

		Average Annual Total Returns (12/31/24)
	Current Expenses	1 year	5 years	10 years
DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO[2]	0.31%	15.10%	10.74%	-
DIMENSIONAL VA GLOBAL BOND PORTFOLIO	0.21%	5.38%	0.81%	1.53%
DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO[2]	0.28%	11.99%	7.77%	6.95%
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	0.39%	3.82%	4.11%	5.91%
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	0.28%	6.62%	7.08%	5.62%
DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO	0.12%	5.48%	1.91%	1.57%
DIMENSIONAL VA U.S. LARGE VALUE	0.21%	13.38%	8.43%	8.52%
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO	0.28%	3.75%	0.67%	0.97%
For more information about these changes and about the portfolios in general, refer to the Dimensional prospectuses.
Please keep this supplement with your prospectus for future reference.

C000053679 [Member] | DIMENSIONAL VA U S LARGE VALUE [Member]
Prospectus:
Portfolio Company Name [Text Block]	DIMENSIONAL VA U.S. LARGE VALUE
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	13.38%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	8.52%
C000053679 [Member] | DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	DIMENSIONAL VA GLOBAL MODERATE ALLOCATION PORTFOLIO
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	6.95%
C000053679 [Member] | DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	6.62%
Average Annual Total Returns, 5 Years [Percent]	7.08%
Average Annual Total Returns, 10 Years [Percent]	5.62%
C000053679 [Member] | DIMENSIONAL VA GLOBAL BOND PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	DIMENSIONAL VA GLOBAL BOND PORTFOLIO
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	5.38%
Average Annual Total Returns, 5 Years [Percent]	0.81%
Average Annual Total Returns, 10 Years [Percent]	1.53%
C000053679 [Member] | DIMENSIONAL VA SHORT TERM FIXED PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	DIMENSIONAL VA SHORT-TERM FIXED PORTFOLIO
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	1.91%
Average Annual Total Returns, 10 Years [Percent]	1.57%
C000053679 [Member] | DIMENSIONAL VA U S TARGETED VALUE PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	3.75%
Average Annual Total Returns, 5 Years [Percent]	0.67%
Average Annual Total Returns, 10 Years [Percent]	0.97%
C000053679 [Member] | DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	DIMENSIONAL VA EQUITY ALLOCATION PORTFOLIO
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	10.74%
Average Annual Total Returns, 10 Years [Percent]
C000053679 [Member] | DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO [Member]
Prospectus:
Portfolio Company Name [Text Block]	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	3.82%
Average Annual Total Returns, 5 Years [Percent]	4.11%
Average Annual Total Returns, 10 Years [Percent]	5.91%